Share Capital, Warrants and Options	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options

9. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a) Common shares issued and outstanding

2019

Effective October 4, 2019, the Company completed a share consolidation of the Company’s issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,860 on a post-consolidation basis.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted retrospectively to reflect the Company’s 10-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

On October 24, 2019 the TSXV approved the filing of the earn in agreement for the Loveland Nickel Property. As a result, on December 9, 2019, the Company issued 300,000 post-consolidation common shares at fair value of $51,000 (note 7).

On December 18, 2019, the Company closed a non-brokered private placement equity financing of 7,373,265 units at a price of $0.18 and 2,224,666 flow-through common shares at a price of $0.18 and raised aggregate gross proceeds of $1,727,628. Each unit issued consisted of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.25 for a period of 24 months from its date of issuance. All Securities issued pursuant to this offering will be subject to a hold period expiring April 19, 2020. The Company incurred total share issuance costs of $343,639. The Company allocated a $265,217 fair value to the warrants issued in conjunction with the private placement and $21,445 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.73% and an expected volatility of 147.26%.

On issuance, the Company bifurcated the flow-through shares into i) a flow-through share premium of $88,987 that investors paid for the flow-through feature, which is recognized as a liability and; ii) share capital of $311,453. To December 31, 2019, the Company expended $Nil in eligible exploration expenditures and, accordingly, the flow-through liability was not reduced.

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company. At December 31, 2019, Sentient beneficially owns, or exercises control or direction over 36,980,982 shares (2018 - 36,980,982 on a post-consolidation basis) constituting approximately 41.70% (2018 - 46.93%) of the currently issued and outstanding shares of the Company. At December 31, 2019, CATL beneficially owns, or exercises control or direction over approximately 22,944,444 (2018 – 20,000,000) constituting approximately 25.87% (2018 - 25.38%) of the currently issued and outstanding shares of the Company. As per the subscription agreement, CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

As at December 31, 2019, the Company has 88,690,791 common shares issued and outstanding, (December 31, 2018 – 78,792,860) on a post-consolidation basis.

2018

On April 19, 2018, the Company closed a non-brokered private placement equity financing of 233,333,333 units (23,333,333 on a post-consolidation basis) at a price of $0.075 per unit ($0.75 per unit on a post-consolidation basis) and raised aggregate gross proceeds of $17,500,000. Each unit consists of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.12 ($1.20 on a post-consolidation basis) for a period of 24 months from its date of issuance. The Company incurred total share issuance costs of $578,800, of which $250,000 was recorded in trade payables at December 31, 2018. The Company allocated a $2,571,514 fair value to the warrants issued in conjunction with the private placement. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.91% and an expected volatility of 94.26%.

2017

On June 8, 2017, the Company closed a brokered placement, through a prospectus, of units for total gross proceeds of $10,877,317. The Company issued 14,503,083 units at a price of $0.75 per unit on a post-consolidation basis. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price of $1.20 on a post-consolidation basis until June 8, 2019. The Company paid share issuance costs of $533,727 and also issued 196,509 agent’s warrants, exercisable at $0.75 per warrant on a post-consolidation basis until June 8, 2019. The Company allocated a $1,499,662 fair value to the warrants issued in conjunction with the private placement and $61,682 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 98.60%. The Company also granted the agent an overallotment option for a period of 30 days, which expired unexercised. The fair value of overallotment option of $38,166 was recorded as a share issuance cost and was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 30 days, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 66.6%.

On August 15, 2017, the Company closed a non-brokered private placement of units for total proceeds of $3,073,684. The Company issued 4,098,255 units at a price of $0.75 per unit on a post-consolidation basis. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share at an exercise price of $1.20 on a post-consolidation basis until August 15, 2019. The Company allocated a $518,631 fair value to the warrants issued from the private placement. Direct financing costs totalled $16,426 resulting in net proceeds to the Company of $3,057,259. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.23% and an expected volatility of 98.64%.

b) Preferred shares issued and outstanding

As at December 31, 2019, December 31, 2018 and December 31, 2017, there are 590,931 series 1 preferred shares outstanding on a post-consolidation basis.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c) Warrants

A summary of common share purchase warrants activity during the years ended December 31, 2019, December 31, 2018 and December 31, 2017 on a post-consolidation basis is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	25,797,283	1.20	17,617,541	1.20	9,598,204	1.50
Issued	3,984,731	0.25	11,666,666	1.20	9,497,172	1.20
Cancelled / expired	(14,130,617)	1.20	(3,486,924)	1.20	(1,477,835)	3.00

Outstanding, end of year	15,651,397	0.96	25,797,283	1.20	17,617,541	1.20

At December 31, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
11,666,666	April 19, 2020*	1.20	0.22
3,984,731	December 18, 2021	0.25	0.51
15,651,397			0.73

*Subsequently expired, unexercised.

d) Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the years ended December 31, 2019, December 31, 2018 and December 31, 2017 on a post-consolidation basis is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	2,594,550	1.80	2,072,050	2.30	1,283,300	3.00
Issued	-	-	642,500	1.20	913,750	1.20
Cancelled / expired	(464,000)	4.23	(120,000)	1.80	(124,000)	2.40

Outstanding, end of year	2,130,550	1.51	2,594,550	1.80	2,072,050	2.30

There were no incentive stock options granted during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company granted 6,425,000 incentive stock options (642,500 on a post-consolidation basis) to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $0.12 per common share ($1.20 on a post-consolidation basis). The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the year ended December 31, 2018 amounted to $317,332 and was recorded as a share-based payments expense.

During the year ended December 31, 2017, the Company granted 9,137,500 incentive stock options (913,750 on a post-consolidation basis) to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $0.12 per common share ($1.20 on a post-consolidation basis). The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the year ended December 31, 2017 amounted to $504,397 and was recorded as a share-based payments expense.

The fair value of stock options granted and vested during the years ended December 31, 2019, 2018 and 2017 was calculated using the following assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017
Expected dividend yield	-	0%	0%
Expected share price volatility	-	96.9% - 101%	66.6% - 100.6%
Risk free interest rate	-	2.04% - 2.17%	1.17% - 1.80%
Expected life of options	-	5 years	5 years

Details of options outstanding as at December 31, 2019 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
90,000	90,000	Feb 3, 2020*	2.75	0.09
45,000	45,000	Oct 5, 2020	2.00	0.76
541,800	541,800	Jan 28, 2021	2.10	1.08
763,750	763,750	Feb 21, 2022	1.20	2.15
50,000	50,000	Dec 20, 2022	1.20	2.97
570,000	570,000	Feb 28, 2023	1.20	3.15
50,000	50,000	May 1, 2023	1.20	3.34
20,000	20,000	May 4, 2023	1.20	3.34
2,130,550	2,130,550			2.08

*Subsequently expired, unexercised.

e) Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2019, the Company transferred $3,860,656 (December 31, 2018 - $229,381) (December 31, 2017 - $301,374) to deficit for expired options and warrants.

There were no share-based payments during the year ended December 31, 2019. During the year ended December 31, 2018, the Company recorded $317,332 (December 31, 2017 - $504,397) of share-based payments to reserves.